Financial Instruments-Risk Management - Summary of Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Net interest income [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ (99)	$ (340)
Net interest income [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(206)
Net interest income [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	107
Net interest income [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	68	326
Net interest income [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	196
Net interest income [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(128)
Economic value of equity [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(1,256)	(2,021)
Economic value of equity [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(532)
Economic value of equity [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(724)
Economic value of equity [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	824	$ 1,659
Economic value of equity [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	307
Economic value of equity [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 517